Prepaid Expenses and Other Current Assets, Net - Schedule of Movement of Allowance of Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 28,063	$ 37,366
Current year addition	(241)	(9,303)
Write-off
Foreign exchange difference
Balance at end of the year	$ 27,822	$ 28,063